Income Tax - Components of Partnership's Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards and disallowed finance costs	$ 181,343	$ 59,405
Vessels and equipment	10,369	6,972
Other items	745	363
Gross deferred tax assets	192,346	65,676
Valuation allowance	(192,283)	(66,570)
Deferred Income Tax Liabilities, Net		(894)
Deferred Tax Liabilities, Derivatives	(111)	(1,064)
Other assets
Operating Loss Carryforwards [Line Items]
Deferred Income Tax Assets, Net, Total	63
Deferred Tax Assets, Net of Valuation Allowance	(286)	(261)
Other noncurrent liabilities
Operating Loss Carryforwards [Line Items]
Deferred Income Taxes and Other Liabilities, Noncurrent	$ 223	1,155
Other Liabilities
Operating Loss Carryforwards [Line Items]
Deferred Income Tax Liabilities, Net		$ (894)